Equipment - Narrative (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Reorganization Items	$ (3,683)	$ 3	$ 24	$ 12	$ 250	$ 296	$ 0	$ 0
Equipment | Reorganization, Chapter 11, Fresh-Start Adjustment [Member]
Property, Plant and Equipment [Line Items]
Reorganization Items				$ 2